Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before income tax

The Company’s loss before income tax consists of:

	Years ended December 31,
	2025	2024
	US$	US$

Malaysia	1,427,275	1,126,832
Indonesia	(445,886)	(723,350)
Hong Kong	(19,336,015)	(38,651,082)
Others	-	(859)
	(18,354,626)	(38,248,459)

Schedule of Income Tax Expenses	Income tax expense consists of:
	Years ended December 31,
	2025	2024
	US$	US$

Income tax expense	518,668	534,661
Deferred income tax benefit	(369,734)	43,642
	148,934	578,303

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income before income tax in the consolidated statements of operations and comprehensive loss is as follows:

	Years ended December 31,
	2025	2024
	US$	US$

Income before income tax	(18,354,626)	(38,248,459)
Tax calculated at Hong Kong profits tax rate	(3,028,513)	(6,310,993)
Effect of different tax rates applicable to different jurisdictions	945,404	6,683,940
Income not subject to tax	(350,747)	(8,328,873)
Non-deductible expenses	2,177,744	7,273,262
Change in valuation allowance	399,308	1,041,756
Underprovision of current tax in the previous financial year	-	31,902
Tax effect on deductible temporary differences	-	7,946
Others	5,738	179,363
Income tax	148,934	578,303

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2025 and 2024 are attributable to the following:

	December 31,
	2025	2024
	US$	US$
Deferred tax assets
Tax losses carried forward	335,013	8,193,135
Equipment	(95,456)	(82,885)
Accrued expenses	330,116	419,001
Others	7,719	82,657
	577,392	8,611,908
Valuation allowance	(345,310)	(8,269,086)
Total deferred tax assets	232,082	342,822

Deferred tax liabilities
Fixed assets
Intangible assets	(507,141)	(876,875)
Others	(1,425)	(37)
Total deferred tax liabilities	(508,566)	(876,912)

Net deferred tax liabilities	(276,484)	(534,090)